Annual Operating Expenses - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2015 Fund - Fidelity Freedom 2015 Fund - Class K6	May 30, 2024
Operating Expenses:
Management fee	0.26%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.26%	[1]

[1]	A Adjusted to reflect current fees.